Unaudited Interim Condensed Consolidated Statements Of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Comprehensive Loss	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2010	$ 490,471,667	$ 5,587	$ 430,389,637	$ 0	$ 60,076,443
Shares issued, beginning balance at Dec. 31, 2010		5,587,026
Issuance of Class A common shares, net of issuance costs	12,140,397	395	12,140,002
Issuance of Class A common shares, net of issuance costs (number of shares)		395,260
Issuance of non-vested Class A common share awards	0	4	(4)
Issuance of non-vested Class A common share awards (number of shares)		4,000
Cancellation of non-vested Class A common share awards	0	0
Cancellation of non-vested Class A common share awards (number of shares)		(435)
Share based compensation	3,991,522		3,991,522
Dividends paid ($0.05 per share)	(2,978,199)				(2,978,199)
Net Loss	(11,061,826)				(11,061,826)
Other comprehensive loss	0
Balance at Sep. 30, 2011	492,563,561	5,986	446,521,157	0	46,036,418
Shares issued, ending balance at Sep. 30, 2011		5,985,851
Balance at Dec. 31, 2011	221,224,147	6,090	447,618,572	0	(226,400,515)
Shares issued, beginning balance at Dec. 31, 2011		6,089,826
Issuance of non-vested Class A common share awards	(19,558)	9	(19,567)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards	0	0
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	2,400,752		2,400,752
Net Loss	(17,885,810)				(17,885,810)
Other comprehensive loss	(758,024)			(758,024)
Balance at Sep. 30, 2012	$ 204,961,507	$ 6,099	$ 449,999,757	$ (758,024)	$ (244,286,325)
Shares issued, ending balance at Sep. 30, 2012		6,099,442